Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Variable Insurance Products Fund V
Prospectus Date	rr_ProspectusDate	Feb. 12, 2013
Document Creation Date	dei_DocumentCreationDate	Feb. 11, 2013